Financial instruments per category	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments per category	Financial instruments per category
The following tables present the Group’s financial instruments per category

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Current asset instruments at amortized cost
Trade receivables	$62,795	$52,743
Total current asset instruments at amortized cost	62,795	52,743
Non-current asset instruments at amortized cost
Other non-current receivables	1,794	571
Total non-current asset instruments at amortized cost	1,794	571
Total financial assets	$64,589	$53,314
Financial liabilities: Interest-bearing loans and borrowings

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2023
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2024	$4,024
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2024-2033	$22,765
Total interest-bearing loans and borrowings			$26,789

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2022
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.50%-11%	2023	$2,113
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.50%-11%	2023-2032	$7,322
Total interest-bearing loans and borrowings			$9,435

Other interest-bearing loan facility

During the year ended December 31, 2019 the Group entered into a loan facility in the amount of $110 million with Bridgepoint Credit and DNB AB (Publ) as part of the financing of the Olink Acquisition (Facilities). During the year ended December 31, 2020 we amended our debt structure under the existing loan facility with Bridgepoint Credit and DNB AB (Publ), increasing the total commitment under the facilities to $137.6 million. The effective date of the amended agreement was December 23, 2020.

A total of $63.5 million had been drawn down under the term Facility B, adjusted for transaction costs of $1.8 million. The loans were raised in USD and EUR to match revenue streams in USD and EUR. The remaining undrawn credit under the facilities was $74.1 million. Under the terms of the Facilities, the Group pledged the assets, including patents and other intellectual property, of its subsidiary, Olink Proteomics Inc.

On March 30, 2021, we repaid $65.6 million of outstanding loan facilities plus accrued interest of $1.9 million using the net proceeds from the offering and had no outstanding loan balances. As of December 31, 2023, we had $121.0 million in cash at bank, restricted cash of $1.4 million (see note 16) and no outstanding loan balances.
Other financial liabilities

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Other financial liabilities at amortized cost
Accounts payable	$18,758	$6,885
Salaries and wages	9,530	10,185
Royalties	5,043	2,321
Accrued expenses	8,021	6,925
Total current financial liabilities	$41,352	$26,316
Changes in Liabilities attributable to financing activities
The following tables show changes in liabilities attributable to financing activities for the Group respectively:

Amounts in thousands USD	Current Interest bearing liabilities (excluding current lease liabilities)	Current lease liabilities	Non-current Interest bearing liabilities (excluding Non-current lease liabilities)	Non- current lease liabilities	Total liabilities from financing activities
Liabilities as of January 1, 2021	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Liabilities as of December 31, 2021	$—	$2,952	$—	$5,427	$8,379
Cash flows	—	(2,908)	—	—	(2,908)
Non cash-flow:
New leases	—	438	—	2,386	2,824
Foreign exchange adjustments	—	(78)	—	(272)	(350)
Other	—	1,709	—	(219)	1,490
Liabilities as of December 31, 2022	$—	$2,113	$—	$7,322	$9,435
Cash flows	—	(2,683)	—	—	(2,683)
Non cash-flow:
New leases	—	2,541	—	17,027	19,568
Foreign exchange adjustments	—	70	—	399	469
Other	—	1,983	—	(1,983)	—
Liabilities as of December 31, 2023	$—	$4,024	$—	$22,765	$26,789